R10R25 SHARES | DIMENSIONAL RETIREMENT FIXED INCOME FUND II
Dimensional Retirement Fixed Income Fund II
INVESTMENT OBJECTIVE
The investment objective of the Dimensional Retirement Fixed Income Fund II (the “Retirement Fixed Income Portfolio II”) is to seek to provide total return consistent with inflation protected instruments. Total return is comprised of income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Retirement Fixed Income Portfolio II.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees R10R25 SHARES DIMENSIONAL RETIREMENT FIXED INCOME FUND II (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses R10R25 SHARES DIMENSIONAL RETIREMENT FIXED INCOME FUND II		Class R10	Class R25
Management Fee		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.08%	0.08%
Acquired Fund Fees and Expenses	[2]	0.20%	0.20%
Total Annual Fund Operating Expenses		0.68%	0.83%
Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%	0.65%
[1]	The Class R10 shares and Class R25 shares are each a new class of shares of the Retirement Fixed Income Portfolio II, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the first full fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Class R10 shares and Class R25 shares of the Retirement Fixed Income Portfolio II through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the first full fiscal year.
[3]	Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II, the Advisor has contractually agreed to waive up to the full amount of the Retirement Fixed Income Portfolio II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Retirement Fixed Income Portfolio II through its investment in other funds managed by the Advisor (the "Underlying Funds") (including the Portfolio's proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Amended and Restated Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to assume the expenses of a class of the Retirement Fixed Income Portfolio II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Retirement Fixed Income Portfolio II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of the Portfolio on an annualized basis. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Retirement Fixed Income Portfolio II will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date.

Example
This Example is meant to help you compare the cost of investing in the Retirement Fixed Income Portfolio II with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Retirement Fixed Income Portfolio II reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example R10R25 SHARES DIMENSIONAL RETIREMENT FIXED INCOME FUND II (USD $)	1 Year	3 Years
Class R10	51	199
Class R25	66	247

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Retirement Fixed Income Portfolio II does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Retirement Fixed Income Portfolio II’s turnover rate was 31% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Retirement Fixed Income Portfolio II is a “fund of funds,” which means that the Retirement Fixed Income Portfolio II generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Retirement Fixed Income Portfolio II seeks to achieve exposure to a universe of fixed income securities that include both inflation-protected and non-inflation protected securities by primarily purchasing shares of the DFA Inflation-Protected Securities Portfolio, the DFA One-Year Fixed Income Portfolio and the Dimensional Retirement Fixed Income Fund III (the “Underlying Funds”).

The Retirement Fixed Income Portfolio II typically allocates its investments among the Underlying Funds in the following manner: 75% to 95% in the DFA Inflation-Protected Securities Portfolio, 0% to 25% in the DFA One-Year Fixed Income Portfolio and 0% to 25% in the Dimensional Retirement Fixed Income Fund III. Allocations by the Retirement Fixed Income Portfolio II among the Underlying Funds within the ranges described above are based on consideration of the liquidity needs of the Retirement Fixed Income Portfolio II. Periodically, the Advisor will review the allocations for the Retirement Fixed Income Portfolio II in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Retirement Fixed Income Portfolio II. From time to time, the Advisor also may add or remove Underlying Funds in the Retirement Fixed Income Portfolio II without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Retirement Fixed Income Portfolio II’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Retirement Fixed Income Portfolio II ordinarily will have an average weighted maturity of three to twelve years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The DFA Inflation-Protected Securities Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities. The Dimensional Retirement Fixed Income Fund III may invest in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities, as well as inflation protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

The Dimensional Retirement Fixed Income Fund III also may invest in securities issued by the U.S. Government and its agencies and instrumentalities and other investment grade issuers that do not provide inflation protection while protecting for inflation risk by engaging in swaps, futures or other derivatives. The DFA Inflation-Protected Securities Portfolio will ordinarily have an average weighted maturity, based on market values, of between three and twelve years. The Dimensional Retirement Fixed Income Fund III ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA One-Year Fixed Income Portfolio generally invests in a universe of high quality fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA One-Year Fixed Income Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.

The Retirement Fixed Income Portfolio II and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Retirement Fixed Income Portfolio II invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Retirement Fixed Income Portfolio II is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Retirement Fixed Income Portfolio II itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maintaining short-term securities in its portfolio may be reinvested in lower-yielding securities.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures, foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When an Underlying Fund uses derivatives, the Retirement Fixed Income Portfolio II will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that an Underlying Fund holds illiquid investments, the Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by an Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that an Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Retirement Fixed Income Portfolio II’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R10 shares and Class R25 shares of the Portfolio are new classes of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Retirement Fixed Income Portfolio II’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Retirement Fixed Income Portfolio II’s Institutional Class Shares Total Returns (%)
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R10 shares and Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R10 shares, Class R25 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R10 shares and Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R10 shares and Class R25 shares have higher expenses than the Institutional Class shares.

January 2013-December 2013
Highest Quarter	Lowest Quarter
1.10 (7/13-9/13)	-7.55 (4/13-6/13)

Periods ending December 31, 2013 Annualized Returns (%)
Average Annual Total Returns R10R25 SHARES DIMENSIONAL RETIREMENT FIXED INCOME FUND II		One Year	Since Inception	Inception Date
Institutional Class	[1]	(9.00%)	(4.12%)	May 16, 2012
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes on sales)		(8.61%)	(3.39%)
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R10 shares and Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R10 shares, Class R25 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R10 shares and Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R10 shares and Class R25 shares have higher expenses than the Institutional Class shares.